PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation expense	$ 20,331	$ 15,952
Mer Telemanagement Solutions Ltd [Member]
Depreciation expense	32,000	58,000	$ 61,000
Derecognition of asset not in use	$ 2,000	$ 13,000